MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Schedule Related to Property, Plant and Equipment

	Mineral Properties - Depletable	Mineral Properties - Non depletable	Construction in Progress	Property, Plant & Equipment	Total
COST
Balance at December 31, 2021	$758,112	$719,663	$57,759	$675,486	$2,211,020
Additions	74,301	35,468	117,860	14,255	241,884
Changes in closure and reclamation provision	(10,024)	5,238	-	(235)	(5,021)
Disposals	(372)	(5,502)	-	(3,313)	(9,187)
Transfers	44,982	(42,598)	(20,972)	18,588	-
Balance at December 31, 2022	$866,999	$712,269	$154,647	$704,781	$2,438,696
ACCUMULATED DEPLETION AND IMPAIRMENT
Balance at December 31, 2021	$275,460	$-	$-	$223,206	$498,666
Disposals	-	-	-	(1,970)	(1,970)
Impairment (Note 30)	117,237	-	-	65,605	182,842
Depletion and depreciation	113,571	-	-	77,966	191,537
Balance at December 31, 2022	$506,268	$-	$-	$364,807	$871,075
Net Book Value at December 31, 2022	$360,731	$712,269	$154,647	$339,975	$1,567,622

	Mineral Properties - Depletable	Mineral Properties - Non depletable	Construction in Progress	Property, Plant & Equipment	Total
COST
Balance at December 31, 2020	$327,414	$250,145	$188,960	$378,754	$1,145,273
Acquisition of Roxgold	112,499	697,537	15,047	70,453	895,536
Additions[1]	54,882	12,467	81,343	23,433	172,125
Changes in closure and reclamation provision	2,262	1,552	-	(85)	3,729
Disposals	-	-	-	(5,643)	(5,643)
Transfers	261,055	(242,038)	(227,591)	208,574	-
Balance at December 31, 2021	$758,112	$719,663	$57,759	$675,486	$2,211,020
ACCUMULATED DEPLETION
Balance at December 31, 2020	$191,842	$-	$-	$162,304	$354,146
Disposals	-	-	-	(4,319)	(4,319)
Depletion and depreciation	83,618	-	-	65,221	148,839
Balance at December 31, 2021	$275,460	$-	$-	$223,206	$498,666
Net Book Value at December 31, 2021	$482,652	$719,663	$57,759	$452,280	$1,712,354

1 Included in additions to Construction in Progress is $47.1 million related to the Séguéla project previously classified as additions to Mineral Properties – Non-depletable.